Share Incentive Plan - Additional Information (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Unrecognized compensation expense related to non-vested share options	$ 7.5
Weighted-average period of recognized share-based compensation expense	2 years 11 months 12 days
Weighted average grant date fair value	$ 0.53	$ 0.82	$ 0.74
2006 Share Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Numbers of shares granted under the plan	25,544,054
Expiration period from date of grant	10 years
2019 Share Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Numbers of shares granted under the plan	63,487,133
Expiration period from date of grant	10 years
Numbers of additional shares granted under the plan	15,794,199
Ordinary shares available for future grant	27,303,135